ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net loss	$ (9,491,138)	$ (49,343,907)	$ (51,510,264)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	463,753	1,231,919	607,164
Share-based compensation cost in relation to disposition of Yisheng	0	522,251	0
Prepaid expenses and other current assets	360,963	(1,519,380)	(796,237)
Amount due from related parties	(1,658,858)	(3,913,409)	(2,836,461)
Amounts due to related parties	132,037	461,247	1,408,305
Net cash used in operating activities	(8,086,138)	(39,174,796)	(29,569,898)
Investing activities:
Decrease of short-term investments	0	0	10,000,000
Proceeds from disposal of subsidiary	0	(111,597)	4,376,048
Repayment of loans to related parties under common control of Shanda	14,000,000	0	0
Net cash provided by (used in) investing activities	15,640,239	(25,712,350)	2,168,038
Financing activities:
Proceeds from exercise of options	0	3,750	20,350
Proceeds from issuance of ordinary shares to Shanda	0	50,000,000	0
Proceeds from issuance of Convertible Bond to Shanda	0	50,000,000	0
Cash paid for redemption of Convertible Bond to Shanda	0	(50,000,000)	0
Repurchase of ordinary shares	(8,169,481)	0	0
Net cash provided by (used in) financing activities	(21,222,221)	63,327,799	4,616,351
Effect of exchange rate changes on cash and cash equivalents	(11,320)	1,014,955	336,394
Net decrease in cash and cash equivalents	(13,679,440)	(544,392)	(22,449,115)
Cash and cash equivalents, beginning of year	26,750,427	27,294,819	49,743,934
Cash and cash equivalents, end of year	13,070,987	26,750,427	27,294,819
Ku6 Media Co., Ltd. [Member]
Operating activities:
Net loss	(9,491,138)	(49,343,907)	(51,510,264)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	463,753	1,231,919	1,891,931
Share-based compensation cost in relation to disposition of Yisheng	0	522,251	0
Equity in losses of subsidiaries	8,396,376	46,075,410	47,302,995
Prepaid expenses and other current assets	122,056	(193,214)	(106,581)
Amounts due from subsidiaries and variable interest entities	(1,645)	0	0
Amount due from related parties	(92,159)	(1,692,875)	(942,919)
Other payables and accruals	(277,527)	(323,956)	4,738
Amounts due to subsidiaries and variable interest entities	(4,013,840)	(77,833)	2,381
Amounts due to related parties	0	375,000	0
Net cash used in operating activities	(4,894,124)	(3,427,205)	(3,357,719)
Investing activities:
Decrease of short-term investments	0	0	10,000,000
Proceeds from disposal of subsidiary	0	0	37,243,901
Loan to subsidiaries	(3,001,557)	(5,762,569)	(53,418,876)
Loan to related parties	(470,000)	(14,108,019)	(3,200,000)
Repayment of loans to related parties under common control of Shanda	14,000,000	0	0
Investment in subsidiary	0	(30,000,000)	0
Net cash provided by (used in) investing activities	10,528,443	(49,870,588)	(9,374,975)
Financing activities:
Proceeds from exercise of options	0	3,750	20,350
Proceeds from issuance of ordinary shares to Shanda	0	50,000,000	0
Proceeds from issuance of Convertible Bond to Shanda	0	50,000,000	0
Cash paid for redemption of Convertible Bond to Shanda	0	(50,000,000)	0
Repurchase of ordinary shares	(8,169,481)	0	0
Net cash provided by (used in) financing activities	(8,169,481)	50,003,750	20,350
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net decrease in cash and cash equivalents	(2,535,162)	(3,294,043)	(12,712,344)
Cash and cash equivalents, beginning of year	7,754,457	11,048,500	23,760,844
Cash and cash equivalents, end of year	$ 5,219,295	$ 7,754,457	$ 11,048,500